OTHER INCOME	12 Months Ended
Mar. 31, 2026
Other Income
OTHER INCOME

14. OTHER INCOME

The following table shows other income for the years ended March 31, 2026, 2025 and 2024:

	For the years ended March 31,
	2026	2025	2024

Bank interest income – third parties	$1,930	$642	$876
Sundry income – third party	-	6,147	-
Sundry income – related party	116,004	-	35,202

Total	$117,934	$6,789	$36,078

GREENVECTOR HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS